Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000255294 [Member]
Shareholder Report [Line Items]
Fund Name	JLens 500 Jewish Advocacy U.S. ETF
Class Name	JLens 500 Jewish Advocacy U.S. ETF
Trading Symbol	TOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JLens 500 Jewish Advocacy U.S. ETF (the “Fund”) for the period of February 26, 2025 to January 31, 2026 (the “Period”).
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://investjewishly.org. You can also request information by calling (215) 330-4476.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://investjewishly.org
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the fiscal year, the Fund’s performance closely tracked that of broad large-cap U.S. equity indexes, consistent with its passive, index-based investment objective. Returns reflected overall movements in the large-cap U.S. equity market rather than discretionary investment decisions.

As designed, the Fund’s performance was driven primarily by the performance of large U.S. public companies included in its underlying index. Periods in which market returns were driven by a smaller number of mega-cap companies increased the impact of the Fund’s largest constituents on overall results, a characteristic common to large-cap index strategies.
Differences between the Fund’s results and those of traditional broad-market indexes were primarily attributable to the Fund’s rules-based Jewish-values screens, scoring framework, modest index weight tilts, cash positions, management fee, and quarterly rebalancing. These features are inherent to the Fund’s stated methodology and risk profile.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (2/26/2025)
JLens 500 Jewish Advocacy U.S. ETF - NAV	17.31%
JLens 500 Jewish Advocacy U.S. Total Return Index (USD)	17.74%
VettaFi US Equity Large Cap 500 Total Return Index	17.79%
S&P 500 Index	17.87%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Visit https://investjewishly.org for more recent performance information.

Performance Inception Date	Feb. 26, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
Net Assets	$ 209,097,440
Holdings Count | holding	498
Advisory Fees Paid, Amount	$ 278,218
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	33.6%
Financials	13.0%
Communication Services	11.3%
Consumer Discretionary	9.9%
Health Care	9.7%
Industrials	8.7%
Consumer Staples	4.9%
Energy	3.2%
Utilities	2.1%
Materials	1.7%
Real Estate	1.6%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.6%
Apple, Inc.	6.4%
Alphabet, Inc. - Class A	5.6%
Microsoft Corp.	5.4%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. - Class A	2.6%
Broadcom, Inc.	2.6%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.5%
Berkshire Hathaway, Inc. - Class B	1.5%